ACQUISITION - Narrative (Details) $ / shares in Units, $ in Thousands	5 Months Ended	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Oct. 23, 2023 shares patent_family patent application $ / shares	Feb. 28, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Net loss for the year		$ (78,080)	$ (47,490)
Small Pharma Inc. ("Small Pharma")
Disclosure of detailed information about business combination [line items]
Ratio of common shares issued				24.09%
Number of instruments or interests issued or issuable (in shares) | shares				80,945,254
Unexercised stock options in subsidiary, compensation for cancellation (in CAD per share) | $ / shares				$ 0.001
Number of active patent families | patent_family				17
Number of pending patent applications | application				92
Number of granted patents | patent				30
Net loss for the year	$ (1,666)
Small Pharma Inc. ("Small Pharma") | Canada
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)					$ 9,393
Small Pharma Inc. ("Small Pharma") | United Kingdom
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)					$ 46,631